Note 9 - Vessels, net:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
9.        Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2008	447,161	(32,646)	414,515
—Acquisitions	296,661		296,661
—Depreciation		(31,585)	(31,585)
—Impairment	(56,257)	19,619	(36,638)
Balance, December 31, 2009	687,565	(44,612)	642,953
—Acquisitions	(555)		(555)
—Disposals	(15,000)	714	(14,286)
—Depreciation		(32,376)	(32,376)
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	0	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019

During 2009, the Company took delivery of six product / chemical tankers M/T Miss Marilena, M/T Lichtenstein, M/T Ionian Wave, M/T Tyrrhenian Wave, M/T Britto, and M/T Hongbo for a total book value of $296,661.

During 2009, the Company performed the undiscounted cash flow test for all of its vessels as of December 31, 2009 and determined that the carrying amounts of these two vessels, M/T Dauntless and M/T Ioannis P were not recoverable by their undiscounted cash flows indicating impairment. The Company measured the impairment loss on the basis of vessels' fair market value determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. The resulting impairment charge of $36,638 for the year ended December 31, 2009 is included in Impairment on vessels, which is separately reflected in the accompanying consolidated statements of operations.

During 2010, fears of vessel oversupply and market disruptions led to high charter rate volatility in both tanker and drybulk segments and to a further decrease in vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the MV Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the company classified the MV Evian as held for sale (see note 4) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company has recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company has recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,641 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of operations.

The results of the above sold vessels during 2011 except for M/T Ioannis P, have been reported as net income (loss) from discontinued operations in the accompanying statements of operations. M/T Ioannis P sale result has been reported as Gain on sale of vessels in the accompanying statements of operations.